Loans and advances to customers (Details 5) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Simulation 1
Sensitivity analysis
Constitution/ (Reversion)	R$ (18,365)
Simulation 1 | Base Scenario
Sensitivity analysis
Weighting	100.00%
Simulation 2
Sensitivity analysis
Constitution/ (Reversion)	R$ (209,044)
Simulation 2 | Optimistic Scenario
Sensitivity analysis
Weighting	100.00%	[1]
Simulation 3
Sensitivity analysis
Constitution/ (Reversion)	R$ 294,754
Simulation 3 | Pessimistic Scenario
Sensitivity analysis
Weighting	100.00%	[2]

[1]	Scenario in which the economy grows more than expected.
[2]	Scenario in which the economy grows less than expected.